SHARE CAPITAL- Classes of Share Capital (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares authorised		50,000,000	50,000,000
Value of Shares authorised | $		$ 1,200	$ 1,200
Par value per share | $ / shares		$ 0.024	$ 0.024
Issued capital | ¥	¥ 591
Issuance of new shares | ¥	233
Warrants exercised | ¥	10,393
Equity compensation | ¥	7
Issued capital | ¥	¥ 937
Balance	3,674,370
Issuance of new shares (in shares)	1,502,110
Warrants exercised (in shares)	685,339
Issuance of new shares ? share-based compensation to CEO and CFO (in shares)	47,706
Ending Balance (in shares)	5,909,525
Share capital [member]
Disclosure Of SHARE CAPITAL [Line Items]
Warrants exercised | ¥	¥ 106
Warrants exercised (in shares)	700,516